GOING CONCERN (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 04, 2025	Aug. 18, 2025	Jul. 13, 2022	Jan. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Net loss					$ 3,091,394	$ 4,837,738	$ 430,183	$ 354,310	$ 7,929,132	$ 784,493	$ 58,923,300	$ 1,820,528
Net cash used in operations									2,938,207	216,786	405,168	935,118
Working capital deficit					134,482,898				134,482,898		125,621,520
Gross proceeds			$ 24,711						$ 3,314,458			23,057
Series C Preferred Stock [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Shares of common stock	100
Warrants purchase	9,900
Warrant exercise price	$ 10,000
Payments for Repurchase of Warrants	$ 1,000,099
Common Stock [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Net loss
Shares of common stock		1,000,000	0.24		510,937	1,000,000						315
Gross proceeds		$ 4,000,000
Net proceeds		$ 3,300,000
Common Stock [Member] | Subsequent Event [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Shares of common stock		1,000,000		2,000,000
Gross proceeds		$ 4,000,000
Net proceeds		$ 3,340,000